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                               (AFLIAC letterhead)


                                              February 27, 2006

Securities and Exchange Commission
450 Fifth Avenue, N. W.
Washington DC  20549

RE: VEL II Account of Allmerica Financial Life Insurance and Annuity Company ("Registrant") Form N-6 (File Nos. 33-57792 and 811-7466) Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 Individual flexible premium variable life policies

Dear Sirs:

Pursuant to Rule 472 and Rule 485(a) under the 1933 Act, the VEL II Account ("Registrant," File No. 811-09529) of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC") hereby electronically files the above captioned Post-Effective Amendment to its Registration Statement on Form N-6 with respect to certain flexible premium variable life insurance contracts funded by the Registrant ("VEL 93 Policies"). Pursuant to Rule 485(a), the Registrant proposes an effective date of May 1, 2006 for this post-effective amendment.

Please note that during the fourth quarter of 2002, Allmerica Financial effectively ceased issuing VEL 93 Policies. At this time, it is anticipated that the prospectus included in this filing will be distributed only to existing contract owners.

The following changes are being made at the initiative of the Registrant:

1. On December 30, 2005, The Hanover Insurance Group ("THG," formerly known as "Allmerica Financial Corporation") completed the closing of the sale of AFLIAC to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. Appropriate changes have been made in the prospectuses, SAI, and Part C of the registration statement to reflect the acquisition of AFLIAC by Goldman Sachs.

2. Prior to the sale of AFLIAC to Goldman Sachs, AFLIAC was an affiliate of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC issued policies in New York and Hawaii, and AFLIAC issued substantially identical policies in all other states and jurisdictions. Corporate information concerning FAFLIC, and information about certain variations in the FAFLIC policies that had been due to the requirements of New York and Hawaii law, had been included in a combined AFLIAC and FAFLIC prospectus which was included in separate registration statements filed by the respective companies. However, because AFLIAC and FAFLIC are no longer affiliated companies, they will no longer maintain combined prospectuses. Information concerning FAFLIC and the FAFLIC policies has been deleted from the prospectus, SAI and Part C of the registration statement.

3. AFLIAC and Goldman Sachs have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative/operational, accounting, and other services ("Services") to AFLIAC and its separate accounts. With respect to the Registrant, it is currently anticipated that the agreements will go into effect on or about June 30, 2006. In addition, with respect to its variable product lines, AFLIAC has entered into a

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     Transition Services Agreement with First Allmerica and THG, effective
     December 30, 2005, under which employees of First Allmerica will provide the systems, administrative/operational, accounting, and other services to the Company, until such time as the Services agreements with Security Benefit are in effect for a particular Separate Account. Information concerning these arrangements is included in the SAI, and the agreements are included as exhibits in Part C.

4. Effective January 9, 2006, the funds of Allmerica Investment Trust merged into the funds of the Goldman Sachs Variable Insurance Trust ("GSVIT"). Information concerning the GSVIT funds has been included in the prospectus and SAI.

FINANCIAL STATEMENTS, EXHIBITS, AND OTHER INFORMATION.
This post-effective amendment does not include financial statements for AFLIAC and the Registrant, expense ratio information for the underlying funds, performance numbers, or consent of independent accountants. All omitted information will be filed pursuant to Rule 485(b) prior to May 1 2006, and any numbers and footnotes that require updating will be filed at that time as well.

EXHIBIT LIST.
The following Exhibits are included in this filing:

Exhibit (I)(2)     Directors' Power of Attorney

Exhibit (H)(12)    Form of Participation Agreement dated January 2, 2006
                   between Goldman Sachs Variable Insurance Trust, Goldman,
                   Sachs & Co, and Allmerica Financial Life Insurance and
                   Annuity Company

Exhibit (I)(3)     Third Party Agreement (TPA) between Security Benefit
                   Life Insurance Co, Security Distributors, Inc and The Goldman
                   Sachs Group, Inc.

Exhibit (I)(4)     Form of Administrative Services Agreement dated January 2,
                   2006 between the Company and Goldman Sachs Variable Insurance
                   Trust

Exhibit (I)(5)     Work Assignment between Security Benefit Life Insurance Co,
                   Security Distributors, Inc and the Company

Exhibit (I)(6)     Form of Transition Services Agreement (TSA) dated
                   December 30, 2005 between The Hanover Insurance Group, Inc.,
                   First Allmerica Financial Life Insurance Company, and
                   Allmerica Financial Life Insurance and Annuity Company, and
                   The Goldman Sachs Group, Inc.

Exhibit (I)(7)     Form of Restructuring Agreement between First Allmerica
                   Financial Life Insurance Company and Allmerica Financial
                   Life Insurance and Annuity Company

Exhibit (I)(8)     Form of Goldman Sachs Variable Insurance Trust
                   (the "Trust") Service Agreement

Exhibit (K)        Opinion of Counsel

TANDY REPRESENTATIONS.

We understand that any comments received from the Staff in connection with this filing ("Staff Comments"), may be oral rather than in writing. In connection with the Staff Comments, AFLIAC and the Registrant hereby acknowledge the following:

- the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

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-    Staff Comments or changes to disclosure in response to Staff Comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

- the Registrant fund may not assert Staff Comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Company will provide the Staff with a marked "courtesy copy" of the prospectus and SAI included in this post-effective amendment.

Please contact the undersigned at (508) 855-4194 if there should be any questions or comments on the attached filing.

                                     Sincerely,

                                     /s/ Sheila B. St. Hilaire

                                     Sheila B. St. Hilaire, Esq.


SBS:amg

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